Significant Accounting Policies (Details) - Schedule of fair value method for stock options awards - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 2.5	$ 1.5
Volatility		52.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)			$ 1
Risk free interest rate	0.09%	0.10%	1.50%
Volatility	58.49%		47.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)			$ 1.5
Risk free interest rate	1.36%	0.50%	2.70%
Volatility	42.57%		48.00%